SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO LARGE CAP STOCK FUNDS

For Wells Fargo Large Company Value Fund (the “Fund”)

Effective immediately, the Wells Fargo Large Company Value Fund is no longer offered in the Large Cap Stock Funds Prospectuses and Statement of Additional Information dated December 1, 2016.  All references to the Fund are hereby removed.

Please refer to the Large Cap Stock Funds Prospectuses and Statement of Additional Information dated February 1, 2017 for information on the Fund.

February 1, 2017                                                                                                                              LCR027/P101SP